Schedule of Tax Rate Applicable to Pre-Tax Earning, U.S. Federal Statutory Rate (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Computed "expected" tax expense		$ (12,840)
Foreign income taxed at different rates		1,767
Uncertain tax positions		(3,219)
Transition tax		15,120
Valuation allowance - deferred tax assets		(28,387)
Amortization of deferrals associated with intercompany sales to foreign tax jurisdictions		11
Foreign taxes		845
Other, net		1,481
Remeasurement of deferred taxes		27,261
Income tax expense (benefit), Total		$ 2,039
Predecessor
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Computed "expected" tax expense	$ (576,850)			$ (225,265)
Foreign income taxed at different rates	448,805			232,904
Uncertain tax positions	4,674			3,007
Chapter 11 reorganization	50,428
Nondeductible transaction costs	2,628
Transition tax				5,587
Valuation allowance - deferred tax assets	69,278			(2,377)
Amortization of deferrals associated with intercompany sales to foreign tax jurisdictions	(822)			(3,860)
Foreign taxes	(1,342)			(928)
State taxes	3			11
Other, net	1,964
Remeasurement of deferred taxes				(2,682)
Income tax expense (benefit), Total	$ (1,234)		$ 4,680	$ 6,397